UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  028-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

 /s/ Patricia Rench     Austin, Texas/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $384,454 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA AIR GROUP INC           COM              011659109    21320   333329 SH       SOLE                   333329
ALERE INC                      COM              01449J105    21277   833406 SH       SOLE                   833406
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     3668   175000 SH       SOLE                   175000
AMERICAN INTL GROUP INC        COM NEW          026874784    22376   576400 SH       SOLE                   576400
APPLE INC                      COM              037833100    15714    35500 SH       SOLE                    35500
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    27359   262613 SH       SOLE                   262613
CREDIT ACCEP CORP MICH         COM              225310101    17806   145781 SH       SOLE                   145781
E TRADE FINANCIAL CORP         COM NEW          269246401     6710   626549 SH       SOLE                   626549
EXPRESS SCRIPTS HLDG CO        COM              30219G108     5762   100000 SH       SOLE                   100000
GENERAL MTRS CO                COM              37045V100    16144   580305 SH       SOLE                   580305
GOOGLE INC                     CL A             38259P508    33126    41710 SH       SOLE                    41710
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1162    47524 SH       SOLE                    47524
HEICO CORP NEW                 COM              422806109     2230    64984 SH       SOLE                    64984
HIGHER ONE HLDGS INC           COM              42983D104     1138   128034 SH       SOLE                   128034
INTERACTIVE BROKERS GROUP IN   COM              45841N107    33517  2247953 SH       SOLE                  2247953
INTEROIL CORP                  COM              460951106      105    10000 SH  PUT  SOLE                    10000
INTERPUBLIC GROUP COS INC      COM              460690100    10107   775672 SH       SOLE                   775672
LIBERTY GLOBAL INC             COM SER A        530555101    12137   165395 SH       SOLE                   165395
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     3420   204300 SH       SOLE                   204300
MCGRAW HILL COS INC            COM              580645109     5208   100000 SH       SOLE                   100000
NEWS CORP                      CL A             65248E104     6636   217500 SH       SOLE                   217500
ORACLE CORP                    COM              68389X105    15732   486600 SH       SOLE                   486600
PENN NATL GAMING INC           COM              707569109    14825   272363 SH       SOLE                   272363
POST HLDGS INC                 COM              737446104     6440   150000 SH       SOLE                   150000
PRESTIGE BRANDS HLDGS INC      COM              74112D101      275    10697 SH       SOLE                    10697
QUALITY DISTR INC FLA          COM              74756M102     5149   612252 SH       SOLE                   612252
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108    15250   259848 SH       SOLE                   259848
TEEKAY CORPORATION             COM              Y8564W103    33526   932302 SH       SOLE                   932302
VALEANT PHARMACEUTICALS INTL   COM              91911K102    26335   351045 SH       SOLE                   351045